UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-03451

                             SEI DAILY INCOME TRUST

                                   REGISTRANT
                             SEI Daily Income Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-800-342-5734

                               AGENT FOR SERVICE

                             CT Corporation System
                               155 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: January 31

            Date of Reporting Period: July 1, 2013 to June 30, 2014



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================================== GNMA Fund ===================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============================== Government Fund ================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================== Government II Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Intermediate-Duration Government Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================== Money Market Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ Prime Obligation Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Short-Duration Government Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================================ Treasury Fund =================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============================== Treasury II Fund ===============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Ultra Short Duration Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Name of Registrant: SEI Daily Income Trust

By:      /s/ Robert A. Nesher

         President

Date:    August 8, 2014